13. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

13.	SUBSEQUENT EVENTS

On October 24, 2018, the private placement disclosed in Note 9 closed and the Company issued additional convertible notes to accredited investors totaling to $587,250. The notes mature on April 30, 2019, bear interest at the rate of 10% per annum, and are convertible along with accrued interest at $0.10 per share at the option of the note holders. As part of the private placement, the Company paid a consultant financing fees of $54,870.

On November 15, 2018, our Board of Directors appointed Tucker DiEdwardo as our Chief Operating Officer. As part of his appointment Mr. DiEdwardo was granted a ten-year option to purchase 5,250,000 shares of our common stock at an exercise price of $0.05 per share. The option is 100% vested on issuance.

On November 28, 2018, we closed on an asset purchase agreement to purchase the rights to a collection of rare iconic negatives, photographs, and other memorabilia for $21,000. As part of the agreement the Company also issued 500,000 6- month warrants exercisable at $0.10.

On December 17, 2018, we granted, 6,500,000 2-year warrants to various individuals with an exercise price of $0.10 for services.

On December 31, 2018, the Company issued a $50,000 convertible note agreement in settlement of $50,000 in accrued consulting fees. The note matures on April 30, 2019, bear interest at the rate of 10% per annum, and are convertible along with accrued interest at $0.10 per share at the option of the note holders.

Subsequent to September 30, 2018, the Company appointed Scott Black resigned as Chief Financial Officer and was appointed Chief Legal Officer. As part of his appointment Mr. Black was granted a ten-year option to purchase 7,500,000 shares of our common stock at an exercise price of $0.05 per share. The option is 100% vested upon issuance.

Subsequent to September 30, 2018, the Company appointed Shamar Tobias as interim Chief Financial Officer. Mr. Tobias was granted an option to purchase 2,000,000 shares of our common stock at an exercise price of $0.10 per share. 500,000 option shares are vested on the date of grant and 500,000 option shares vest every six months of service thereafter up to the maximum of 2,000,000 option shares.

Subsequent to September 30, 2018, our Board of Directors appointed Luisa Ingargiola, Mark Lanier, Jerry Nadal,  and George Smith as independent members of the Board of Directors.

Subsequent to September 30, 2018, the Company issued 210,000 shares of common stock for the settlement of consulting fees.

Subsequent to September 30, 2018, the Company issued additional convertible notes to accredited investors totaling to $80,000. The notes mature on April 30, 2019, bear interest at the rate of 10% per annum, and are convertible along with accrued interest at $0.10 per share at the option of the note holders. As part of the private placement, the Company paid a consultant financing fees of $18,600.

Subsequent to September 30, 2018, we granted, 3,000,000 5-year cashless warrants to CMA with an exercise price of $0.20 for services.

As disclosed in Note 5, on October 11, 2018, the Company entered into an Asset Purchase Agreement with Photo File, Inc., a New York corporation, along with its related company Sportphotos.com (collectively, the “Seller”) and Charles Singer, its CEO and principal shareholder.

Pursuant to the Purchase Agreement, the Seller received the following consideration:

▪	$2,000,000 cash consideration as follows: $865,000 was advanced at the execution of the Purchase Agreement, which was secured through a pledge of 40% of the outstanding shares of the Seller; $650,000 was paid on the execution and closing of the Agreement; and a $500,000 contingency payment shall be paid to Seller within 72 hours of receiving written consent from the major sports leagues.

▪	A 10% interest in the Nevada subsidiary that we have formed to house the assets; and

▪	A royalty to Seller that commences upon the initial $6,000,000 in sales from the Nevada subsidiary with a cap of $500,000 annually and $5,000,000 in total. The royalty is calculated on annual sales beginning with the date of closing and will restart each year with no carry forward from one year to the next.

Additionally, the seller has the endeavor to sell its Vintage Photographic Collection over time after Closing. If at the completion of the sale of the Vintage Photographic Collection, proceeds from net sales but before any expenses other than commissions are less than $2,000,000, the Company will pay the difference between the proceeds and $2,000,000 within 30 days. Any proceeds above $2,000,000 will be divided equally between Seller and the Company with the Seller will remitting 50% of the net proceeds after expenses of those sales within 30 days of their receipt.

The following table shows the preliminary allocation of the purchase price consideration to the acquired identifiable assets and liabilities assumed. The final purchase price allocation may vary based on final appraisals, valuations and analyses of the fair value of the acquired assets and assumed liabilities. Accordingly, the below tables are preliminary and have been made solely for illustrative purposes.

Total Purchase Price	$2,000,000

Accounts Receivable	313,047
Inventory	165,939
Property and equipment, net	36,679
Other assets	101,931
Intangible assets	2,925,794
Total Identifiable assets	3,543,390

Accounts payable and accrued liabilities	$(1,543,390)
Total liabilities assumed	$(1,543,390)
Total goodwill	$–

The following tables show the unaudited condensed preliminary pro-forma results of operations for the nine months ended September 30, 2018 and 2017, respectively, assuming the acquisition occurred on January 1, 2017.:

For the nine months ended September 30, 2018 Pro-forma Combined
Total revenue	$6,097,190
Cost of revenue	3,169,817
Gross margin	2,927,373
Total operating expenses	(4,227,788)
Other income (expenses)	(950,937)
Net loss	$(2,251,352)

For the nine months ended September 30, 2017 Pro-forma Combined
Total revenue	$5,290,188
Cost of revenue	2,764,427
Gross margin	2,525,761
Total operating expenses	(4,068,589)
Other income (expenses)	(50,218)
Net loss	$(1,593,046)

On January 22, 2018, Iconz, LLC, a related party, purchased and assumed certain notes payable dated December 31, 2015, February 16, 2016, April 5, 2016, April 15, 2016, October 3, 2016, and December 2, 2016. On March 30, 2018, Iconz agreed to extend the maturity date of all these notes to June 30, 2018.

On April 8, 2018, the Company issued a 15% promissory note in the amount of $150,000. The note is due upon the receipt of additional financing by the Company.

Subsequent to year end, the Company granted 15,283,333, 10 year stock options with exercise prices ranging from $0.01 to $0.05 to various consultants for services.

Subsequent to year end the Company repurchased 94,118 shares of common stock for $32,000 in accordance with the asset purchase agreement disclosed in Note 3. These shares along with the 258,823 shares purchased, a total of 305,882 shares were subsequently cancelled by the Company.